Note 3 - Inventories (Q2)	6 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 3. Inventories

Inventories are stated at the lower of cost or market using the first-in, first-out (“FIFO”) method and consist of the following:

	September 30, 2014	March 31, 2014
Raw materials	$3,151	$3,456
Work in process	578	329
Finished goods	492	409
Inventories, net	$4,221	$4,194

Raw materials include components purchased from independent suppliers. Most purchased components are available from multiple sources, with the exception of certain key components which are supplied to Vision by key suppliers, with whom Vision has long-term supply arrangements, but no long-term supply agreements.